INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments and other financial assets [Abstract]
Balance at January 1,	€ 23,340	€ 20,948
Proportionate share of net profit for the period	2,665	2,437
Proportionate share of remeasurement of defined benefit plans	(33)	(45)
Balance at December 31,	€ 25,972	€ 23,340